Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
September 30, 2023
M25-NPRT1-1123
1.9885832.106
Municipal Bonds - 97.1%
	Principal Amount (a)	Value ($)
Alabama - 2.5%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	504,569
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	98,771
TOTAL ALABAMA		603,340
Arizona - 2.1%
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	252,930
Series 2017 B, 5% 7/1/25	250,000	254,742
TOTAL ARIZONA		507,672
California - 2.1%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	83,767
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	151,532
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	270,732
TOTAL CALIFORNIA		506,031
Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	184,144
Connecticut - 10.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	178,171
Series 2016 D, 5% 8/15/25	330,000	336,625
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	40,529
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	406,101
Series 2022 M, 5% 7/1/25	175,000	176,144
Series K1, 5% 7/1/25	280,000	276,848
Series K3, 5% 7/1/25	200,000	197,749
Series N, 5% 7/1/25	50,000	49,528
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	943,022
TOTAL CONNECTICUT		2,604,717
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	75,918
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	254,997
TOTAL DISTRICT OF COLUMBIA		330,915
Florida - 6.5%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	504,597
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	95,874
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	207,314
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	435,756
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	40,711
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	202,934
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	101,189
TOTAL FLORIDA		1,588,375
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/25 (b)	50,000	50,662
Series 2023 G, 5% 7/1/25 (b)(c)	800,000	810,586
TOTAL GEORGIA		861,248
Hawaii - 4.2%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,017,810
Illinois - 7.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	100,689
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	251,973
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	146,895
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	203,472
Series 2016, 5% 5/15/25	250,000	252,806
Series 2019, 5% 9/1/25	200,000	197,524
Illinois Gen. Oblig. Series 2023 D, 5% 7/1/25	200,000	202,719
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	101,721
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	174,651
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	249,478
TOTAL ILLINOIS		1,881,928
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (d)	55,000	52,979
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	25,418
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	305,589
TOTAL INDIANA		383,986
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	102,221
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	304,962
TOTAL KENTUCKY		407,183
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	100,509
Maine - 2.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	463,184
Series 2017 B, 4% 7/1/25	100,000	99,430
TOTAL MAINE		562,614
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	152,010
Massachusetts - 5.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	249,785
Bonds Series 2017 A2, 5%, tender 1/30/25 (d)	10,000	10,114
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	152,035
Series 2016 I, 5% 7/1/25	50,000	50,235
Series 2019 K, 5% 7/1/25	50,000	50,678
Series 2019, 5% 7/1/25	170,000	170,461
Series 2022, 5% 7/1/25	125,000	124,967
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	252,051
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	303,970
TOTAL MASSACHUSETTS		1,364,296
Michigan - 3.3%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	297,081
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	152,566
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	100,737
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	249,827
TOTAL MICHIGAN		800,211
Missouri - 3.8%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	376,518
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	252,093
Series 2019 C, 5% 7/1/25	290,000	294,668
TOTAL MISSOURI		923,279
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (d)	125,000	123,374
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	60,978
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	50,505
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	203,828
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	70,977
TOTAL NEW HAMPSHIRE		325,310
New Jersey - 3.9%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	202,867
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	105,546
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,178
Series 2016 E, 5% 7/1/25	50,000	50,653
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	400,091
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	127,518
Series 2016 A, 5% 6/15/25	40,000	40,573
TOTAL NEW JERSEY		942,426
New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	29,845
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	256,455
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	100,670
Series 2018, 5% 1/1/25	15,000	15,010
TOTAL NEW YORK		401,980
Ohio - 4.1%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	151,524
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	142,507
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	201,281
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	202,378
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	192,077
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	101,093
TOTAL OHIO		990,860
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	196,436
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	424,008
TOTAL OREGON		620,444
Pennsylvania - 10.1%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	610,105
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	29,541
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	101,906
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	123,838
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/25	105,000	102,929
5% 7/1/25 (Escrowed to Maturity)	20,000	20,359
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	110,815
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	50,594
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	451,085
Series 2015 AQ, 5% 6/15/25	200,000	203,360
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	50,805
Series 2017 B, 5% 7/1/25 (b)	210,000	211,793
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,309
Series 2018 A, 5% 9/1/25	50,000	50,772
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	304,432
TOTAL PENNSYLVANIA		2,442,643
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	101,027
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	251,869
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,092
Series 2017, 5% 4/1/25	265,000	266,095
TOTAL TENNESSEE		533,056
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	201,608
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	30,281
Vermont - 2.7%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	301,508
Series 2019 A, 5% 6/15/25 (b)	105,000	105,528
Series 2020 A, 5% 6/15/25 (b)	250,000	251,257
TOTAL VERMONT		658,293
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	125,302
Washington - 2.6%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	470,649
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	155,678
TOTAL WASHINGTON		626,327
Wisconsin - 2.4%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	181,449
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (d)	40,000	40,429
Series 2014, 5% 5/1/25	100,000	100,282
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,193
Series 2017 A:
5% 4/1/25	155,000	157,001
5% 9/1/25 (Escrowed to Maturity)	100,000	101,894
TOTAL WISCONSIN		591,248
TOTAL MUNICIPAL BONDS (Cost $24,380,608)		23,555,425

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (e)(f) (Cost $639,000)	638,872	639,000

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $25,019,608)	24,194,425
NET OTHER ASSETS (LIABILITIES) - 0.3%	69,836
NET ASSETS - 100.0%	24,264,261

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	504,000	528,000	393,000	5,282	-	-	639,000	0.0%
Total	504,000	528,000	393,000	5,282	-	-	639,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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